Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM DEBT
I.	LONG-TERM DEBT:

Long-Term Debt consists of the following at,:

		December 31,	December 31,
		2021	2020
1.00%	Loan Payable - PPP Loan - Bank of America: Due in monthly installments of $1,209 including interest to March 2025.	$-	$770,062
3.75%	Loan Payable - EIDL Loan - SBA: Due in monthly installments of $731 including interest to April 2051.	-	149,900
		-	919,962
	Current Portion	-	(153,133)
	Long-Term Debt	$-	$766,829

On April 15, 2020, the Company received loan proceeds from Bank of America in the amount of approximately $770,062 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times the average qualifying monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower is unable to re-hire to the same employment level on or before December 31, 2020, reduces salaries during the covered period, or uses more than forty percent of the money spent on non-employment expenses.

The Company received forgiveness by the U.S. Small Business Administration (SBA) of the PPP loan in full, effective June 24, 2021.